Leases (right of use assets) (Tables)	12 Months Ended
Dec. 31, 2025
Leases ( Right Of Use Assets) [Abstract]
Schedule of reconciliation of right-of-use assets

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets
YEAR ENDED DECEMBER 31, 2025
Opening net book value	18,932	—	300	19,232
Additions	12	78	280	369
Amortization	(1,725)	(8)	(186)	(1,919)
Impairment charge	—	—	—	—
Revaluation due to variable payments	58	—	(2)	56
Termination of contracts	—	(71)	(26)	(97)
Exchange rate differences	916	2	(2)	916
CLOSING NET BOOK VALUE	18,193	—	365	18,558

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets
YEAR ENDED DECEMBER 31, 2024
Opening net book value	20,141	—	251	20,392
Additions	38	—	199	237
Amortization	(1,788)	—	(135)	(1,923)
Impairment charge	980	—	—	980
Revaluation due to variable payments	1,404	—	—	1,404
Termination of contracts	(1,246)	—	(12)	(1,258)
Exchange rate differences	(596)	—	(3)	(599)
CLOSING NET BOOK VALUE	18,932	—	300	19,232